INCOME TAXES (Details) (USD $)	3 Months Ended						6 Months Ended		12 Months Ended			24 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Current
Federal											$ 136,000
State									284,000	142,000	102,000
Current, Total									284,000	142,000	238,000
Deferred
Federal									1,336,000	1,315,000	327,000
Deferred, Total									1,336,000	1,315,000	327,000
Income tax expense (benefit)	460,000	399,000					827,000	730,000	1,620,000	1,457,000	565,000
Reconciliation from expected federal tax expense to effective income tax expense (benefit)
Expected federal income tax expense									1,900,000	1,625,000	822,000
State income tax net of federal benefit									187,000	112,000	67,000
Tax exempt interest									(182,000)	(29,000)	(52,000)
Increase in cash surrender value life insurance									(130,000)	(59,000)	(131,000)
Valuation allowance										35,000	97,000
Other									(155,000)	(227,000)	(238,000)
Income tax expense (benefit)	460,000	399,000					827,000	730,000	1,620,000	1,457,000	565,000
Assets:
Allowance for loan losses				1,598,000					1,609,000	1,598,000
Excess tax basis of deductible intangible assets				121,000					121,000	121,000
Net operating loss carry forward				3,277,000					1,699,000	3,277,000
Compensation expense deferred for tax purposes				736,000					767,000	736,000
Fair value adjustment on interest rate swap agreement				205,000					115,000	205,000
Deferred loss on other-than-temporary-impairment charges				471,000					257,000	471,000	4,600,000	4,600,000
Interest on nonaccrual loans				109,000					99,000	109,000
Tax credit carry-forwards				410,000					829,000	410,000
Excess discount accretion on securities for tax purposes				360,000						360,000
Other				232,000					401,000	232,000
Total deferred tax asset				7,519,000					5,897,000	7,519,000
Valuation reserve				132,000					132,000	132,000
Total deferred tax asset net of valuation reserve				7,387,000					5,765,000	7,387,000
Liabilities:
Tax depreciation in excess of book depreciation				126,000					118,000	126,000
Excess tax basis of non-deductible intangible assets				42,000					11,000	42,000
Excess financial reporting basis of assets acquired				1,014,000					956,000	1,014,000
Unrealized gain on available-for-sale securities				705,000					1,266,000	705,000
Other				22,000						22,000
Total deferred tax liabilities				1,909,000					2,351,000	1,909,000
Net deferred tax asset recognized				5,478,000					3,414,000	5,478,000
Valuation allowance disclosure
Valuation allowance increase									132,000
Net operating loss carry forwards acquired in the acquisitions of DutchFork and DeKalb for federal income tax purposes									5,000,000
OTTI charges recognized on certain investment securities			200,000	243,000	50,000	4,000		200,000	200,000	297,000	1,560,000	13,500,000
Tax net operating loss carry forwards acquired from sale of investment securities									8,000,000	8,000,000
Change in the tax expense related to the change in unrealized losses on investment securities							$ 1,667,000	$ 75,000	$ 564,000	$ 2,061,000	$ 307,000